Subsequent events Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent events
Subsequent events
In December 2014, the Company announced that it would no longer accept investments in the Catastrophe Fund and that no new business would be written in the Catastrophe Reinsurer.  The Catastrophe Fund Manager will continue to manage the run off of the remaining exposure in the Catastrophe Fund.
On January 5, 2015, the shareholders agreement between Third Point Re, Hiscox, and the Catastrophe Fund Manager was terminated by agreement of the parties that the Catastrophe Fund Manager would repurchase for cancellation Hiscox’s common shares, representing 15%, of the Catastrophe Fund Manager.

Subsequent events
In December 2014, the Company announced that it would no longer accept investments in the Catastrophe Fund and that no new business would be written in the Catastrophe Reinsurer.  The Catastrophe Fund Manager will continue to manage the run off of the remaining exposure in the Catastrophe Fund.
On January 5, 2015, the shareholders agreement between Third Point Re, Hiscox, and the Catastrophe Fund Manager was terminated by agreement of the parties that the Catastrophe Fund Manager would repurchase for cancellation Hiscox’s common shares, representing 15%, of the Catastrophe Fund Manager.